Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net earnings (loss)	$ 278,798,000	$ 175,237,000	$ (139,039,000)
Items not involving cash:
Depreciation and amortization	245,801,000	199,938,000	216,098,000
Share-based compensation (note 14)	3,134,000	17,526,000	6,378,000
Amortization of deferred financing fees, debt discount and fair value of long-term debt	19,947,000	11,899,000	14,181,000
Amounts reclassified from other comprehensive loss to interest expense (note 18(c))	333,000	1,927,000	3,407,000
Unrealized change in fair value of financial instruments	(57,445,000)	(44,060,000)	(53,998,000)
Acquisition related gain on contract settlement	(2,430,000)	0	0
Equity income on investment (note 7)	(1,216,000)	(5,835,000)	(188,000)
Refinancing expenses and recoveries	0	0	1,677,000
Operating leases (note 11)	(23,594,000)	(22,589,000)	(19,003,000)
Amortization of acquired revenue contracts	8,117,000	4,511,000	3,273,000
Vessel impairments	0	0	285,195,000
Expenses related to customer bankruptcy	0	0	18,883,000
Loss (gain) on disposals	0	(13,604,000)	31,876,000
Other	16,000	6,690,000	34,000
Changes in assets and liabilities:
Accounts receivable	15,495,000	16,584,000	(21,711,000)
Lease receivable	44,275,000	8,141,000	17,783,000
Prepaid expenses and other	17,457,000	(11,223,000)	2,108,000
Deferred dry-dock	(10,264,000)	(8,709,000)	(20,741,000)
Accounts payable and accrued liabilities	(8,288,000)	2,270,000	(8,693,000)
Deferred revenue	(46,806,000)	(7,377,000)	4,778,000
Other long-term liabilities	(1,470,000)	0	0
Fair value of financial instruments	1,991,000	(8,107,000)	(31,211,000)
Cash from operating activities	483,851,000	323,219,000	311,087,000
Financing activities:
Preferred shares issued, net of issuance costs (note 12(b))	144,375,000	2,690,000	541,694,000
Common shares issued, net of issuance costs (note 12(a))	0	118,966,000	95,978,000
Draws on credit facilities	325,600,000	0	220,485,000
Repayment of credit facilities	(469,662,000)	(455,005,000)	(704,291,000)
2025 Notes and 2018 Warrants issued	250,000,000	0	0
Senior unsecured notes issued (note 9)	0	80,000,000	0
Senior unsecured notes repurchased, including related expenses	(17,529,000)	(7,075,000)	0
Draws on long-term obligations under capital lease	46,964,000	176,254,000	180,750,000
Repayment of long-term obligations under capital lease	(48,140,000)	(26,198,000)	(24,733,000)
Common shares repurchased, including related expenses	0	0	(8,269,000)
Preferred shares redeemed, including related expenses	(143,430,000)	0	(333,074,000)
Proceeds from exercise of 2018 Warrants	250,000,000	0	0
Financing fees	(16,122,000)	(8,226,000)	(12,992,000)
Dividends on common shares	(49,937,000)	(61,830,000)	(148,556,000)
Dividends on preferred shares	(65,765,000)	(64,416,000)	(54,085,000)
Proceeds from sale-leaseback of vessels	0	90,753,000	354,000,000
Cash from (used in) financing activities	206,354,000	(154,087,000)	106,907,000
Investing activities:
Expenditures for vessels	(318,740,000)	(338,518,000)	(343,552,000)
Short-term investments	(2,428,000)	307,000	3,004,000
Net proceeds from vessel disposals	0	37,091,000	12,078,000
Proceeds from sale of leased vessels	0	0	20,000,000
Loans to affiliate (note 4)	0	(2,677,000)	(18,096,000)
Repayment of loans to affiliate (note 4)	0	22,325,000	67,831,000
Other assets	(1,417,000)	(2,384,000)	(6,677,000)
Acquisition of GCI (note 3)	(333,581,000)	0	0
Cash acquired from GCI acquisition (note 3)	70,121,000	0	0
Cash used in investing activities	(586,045,000)	(283,856,000)	(265,412,000)
Increase (decrease) in cash and cash equivalents	104,160,000	(114,724,000)	152,582,000
Cash and cash equivalents and restricted cash, beginning of year	267,236,000	381,960,000	229,378,000
Cash and cash equivalents and restricted cash, end of year	$ 371,396,000	$ 267,236,000	$ 381,960,000